Expense Example	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Class A Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Class A Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Class A Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Class A Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Class C Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Class C Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Class C Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Class C Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Class R Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Class R Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Class R Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Class R Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Class A Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Class A Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Class A Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Class A Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Class C Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Class C Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Class C Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Class C Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Class R Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Class R Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Class R Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Class R Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	714	1,049	1,407	2,411	323	731	1,267	2,730	173	580	1,012	2,216	122	426	751	1,673	114	394	696	1,552	703	1,022	1,364	2,325	311	704	1,223	2,647	161	551	967	2,127	110	397	705	1,580	102	368	654	1,468	684	958	1,252	2,087	291	637	1,109	2,414	141	483	850	1,882	90	328	585	1,320	81	302	541	1,227